Income Tax (Income)/ Expense (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Income Expense [Line Items]
Beginning of the year	$ 4,879,652
End of the year	9,924,944	$ 4,879,652
Temporary difference [member]
Income Tax Income Expense [Line Items]
Beginning of the year	20,737,366	5,617,674	$ 1,981,777
Bad Debt provisions charged to profit or loss		331,196	1,070,563
Impairment charged to profit or loss	101,256	11,649,038	2,565,334
Tax loss carried forward	17,922,508	3,139,458
Effect of translation
End of the year	38,761,130	20,737,366	5,617,674
Deferred tax assets [Member]
Income Tax Income Expense [Line Items]
Beginning of the year	4,879,652	1,340,268	495,444
Bad Debt provisions charged to profit or loss		82,799	267,641
Impairment charged to profit or loss	25,314	2,912,259	641,333
Tax loss carried forward	4,480,627	784,865
Effect of translation	539,351	(240,539)	(64,150)
End of the year	$ 9,924,944	$ 4,879,652	$ 1,340,268